Debt - Presentation - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	May 03, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior secured debt, net		$ 65,440,000	$ 63,093,000	$ 47,704,000
Other note payable, net		6,252,000	6,014,000	5,141,000
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Other note payable, net		$ 4,242,000	4,210,000	4,095,000
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Minimum revenue covenant			$ 50,000,000	$ 25,000,000
Failure to meet covenant		In 2015, the Senior Secured Debt did not meet the minimum revenue covenant of $50 million which the Company did not meet, the capital financing targets and was not able to maintain adequate operating cash and working capital all of which triggered the occurrence of a Material Adverse Change as stipulated within the Senior Secured Debt Agreement.	The Senior Secured Debt contains a minimum revenue covenant for 2014 of $25 million and 2015 of $50 million which the Company did not meet. The Company also did not to meet the capital financing targets and was not able to maintain adequate operating cash and working capital all of which triggered the occurrence of a Material Adverse Change as stipulated within the Senior Secured Debt Agreement.
Extended repayment debt		May 03, 2016	Apr. 30, 2016
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Extended repayment debt		Mar. 31, 2021
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Extended repayment debt		Sep. 08, 2021
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Restructured Debt [Member]
Debt Instrument [Line Items]
Senior secured debt, net	$ 50,000,000
Other note payable, net	$ 5,000,000
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Restructured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Extended repayment debt	Mar. 31, 2021
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Restructured Debt [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Extended repayment debt	Sep. 08, 2021